Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE PLUS BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED AUGUST 4, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

The following changes are effective immediately:

1.	The following paragraph is added after the first paragraph of the section entitled “Fund Summaries—Nuveen Core Plus Bond Fund—Principal Investment Strategies”:

The Fund may invest up to 15% of its net assets, collectively, in preferred securities and contingent capital securities (sometimes referred to as “CoCos”).

2.	The first paragraph of the section entitled “Fund Summaries—Nuveen High Income Bond Fund—Principal Investment Strategies” is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality (securities commonly referred to as “high yield” securities or “junk” bonds). These bonds generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund may invest up to 20% of its net assets in fixed and floating rate loans (including senior loans and secured and unsecured junior loans). In addition, the Fund may invest up to 20% of its net assets, collectively, in preferred securities and contingent capital securities (sometimes referred to as “CoCos”). The Fund may invest in exchange-traded funds, closed-end funds, and other investment companies (“investment companies”).

3.	The first paragraph of the section entitled “Fund Summaries—Nuveen Strategic Income Fund—Principal Investment Strategies” is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in income producing securities, including:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities);

•	residential and commercial mortgage-backed securities;

•	asset-backed securities;

•	domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations;

•	preferred securities and contingent capital securities (sometimes referred to as “CoCos”) in an aggregate amount not to exceed 20% of the Fund’s net assets;

•	fixed and floating rate loans, including senior loans and secured and unsecured junior loans, in an amount not to exceed 20% of the Fund’s net assets;

•	debt obligations of foreign governments; and

•	municipal securities in an amount not to exceed 20% of the Fund’s net assets.

4.	The following risk factors are added to the sections entitled “Fund Summaries—Nuveen Core Plus Bond Fund—Principal Risks,” “Fund Summaries—Nuveen High Income Bond Fund—Principal Risks” and “Fund Summaries—Nuveen Strategic Income Fund—Principal Risks”:

Contingent Capital Security Risk—CoCos have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Nuveen Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED AUGUST 4, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

The following changes are effective immediately:

1.	The following paragraph is added after the first paragraph of the section entitled “Fund Summaries—Nuveen Core Plus Bond Fund—Principal Investment Strategies”:

The Fund may invest up to 15% of its net assets, collectively, in preferred securities and contingent capital securities (sometimes referred to as “CoCos”).

4.	The following risk factors are added to the sections entitled “Fund Summaries—Nuveen Core Plus Bond Fund—Principal Risks,” “Fund Summaries—Nuveen High Income Bond Fund—Principal Risks” and “Fund Summaries—Nuveen Strategic Income Fund—Principal Risks”:

Contingent Capital Security Risk—CoCos have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Nuveen High Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN HIGH INCOME BOND FUND

SUPPLEMENT DATED AUGUST 4, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

The following changes are effective immediately:

2.	The first paragraph of the section entitled “Fund Summaries—Nuveen High Income Bond Fund—Principal Investment Strategies” is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds rated lower than investment grade at the time of purchase or in unrated bonds of comparable quality (securities commonly referred to as “high yield” securities or “junk” bonds). These bonds generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund may invest up to 20% of its net assets in fixed and floating rate loans (including senior loans and secured and unsecured junior loans). In addition, the Fund may invest up to 20% of its net assets, collectively, in preferred securities and contingent capital securities (sometimes referred to as “CoCos”). The Fund may invest in exchange-traded funds, closed-end funds, and other investment companies (“investment companies”).

4.	The following risk factors are added to the sections entitled “Fund Summaries—Nuveen Core Plus Bond Fund—Principal Risks,” “Fund Summaries—Nuveen High Income Bond Fund—Principal Risks” and “Fund Summaries—Nuveen Strategic Income Fund—Principal Risks”:

Contingent Capital Security Risk—CoCos have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Nuveen Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN STRATEGIC INCOME FUND

SUPPLEMENT DATED AUGUST 4, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

The following changes are effective immediately:

3.	The first paragraph of the section entitled “Fund Summaries—Nuveen Strategic Income Fund—Principal Investment Strategies” is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets in income producing securities, including:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities);

•	residential and commercial mortgage-backed securities;

•	asset-backed securities;

•	domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations;

•	preferred securities and contingent capital securities (sometimes referred to as “CoCos”) in an aggregate amount not to exceed 20% of the Fund’s net assets;

•	fixed and floating rate loans, including senior loans and secured and unsecured junior loans, in an amount not to exceed 20% of the Fund’s net assets;

•	debt obligations of foreign governments; and

•	municipal securities in an amount not to exceed 20% of the Fund’s net assets.

4.	The following risk factors are added to the sections entitled “Fund Summaries—Nuveen Core Plus Bond Fund—Principal Risks,” “Fund Summaries—Nuveen High Income Bond Fund—Principal Risks” and “Fund Summaries—Nuveen Strategic Income Fund—Principal Risks”:

Contingent Capital Security Risk—CoCos have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.